Guarantees and commitments (Details 7) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Other commitments
Maturity less than 1 year	75,637	62,108
Maturity greater than 1 year	71,937	71,178
Total gross amount	147,574	133,286
Total net amount	143,534	128,968
Collateral received	86,825	78,620
Unused revocable credit limits	95,482	90,254
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,616	5,484
Maturity greater than 1 year	28	28
Total gross amount	4,644	5,512
Total net amount	4,487	5,452
Collateral received	2,725	3,381
Loan commitments
Other commitments
Maturity less than 1 year	38,081	27,250
Maturity greater than 1 year	70,604	69,740
Total gross amount	108,685	96,990
Total net amount	104,802	92,732
Collateral received	52,452	47,996
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	28,969	26,893
Maturity greater than 1 year	0	0
Total gross amount	28,969	26,893
Total net amount	28,969	26,893
Collateral received	28,969	26,893
Other commitments
Other commitments
Maturity less than 1 year	3,971	2,481
Maturity greater than 1 year	1,305	1,410
Total gross amount	5,276	3,891
Total net amount	5,276	3,891
Collateral received	2,679	350